UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 23.3%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$171,460	$193,092
Series 4273, Class SP, 6.968%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	564,631
Series 4407, Class LN, 4.924%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	234,181	206,995
Series 4637, Class CU, 3.00%, 8/15/44	12,216,282	11,387,871
Series 4677, Class SB, 8.453%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	3,530,037	3,450,231
Series 4703, Class TZ, 4.00%, 7/15/47	389,361	378,924
Series 4774, Class QD, 4.50%, 1/15/43	21,752,735	22,566,078
Interest Only:(2)
Series 267, Class S5, 4.103%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)	15,460,974	2,313,849
Series 2631, Class DS, 5.203%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	2,919,790	409,279
Series 2953, Class LS, 4.803%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	2,328,231	177,263
Series 2956, Class SL, 5.103%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,477,961	227,579
Series 3114, Class TS, 4.753%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	5,266,610	589,138
Series 3153, Class JI, 4.723%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	3,501,133	522,592
Series 3727, Class PS, 4.803%, (6.70% - 1 mo. USD LIBOR), 11/15/38(1)	1,466,418	20,267
Series 3745, Class SA, 4.853%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	1,984,060	110,610
Series 3845, Class ES, 4.753%, (6.65% - 1 mo. USD LIBOR), 1/15/29(1)	1,005,158	25,059
Series 3969, Class SB, 4.753%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	1,429,517	67,821
Series 3973, Class SG, 4.753%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	2,757,931	205,637
Series 4007, Class JI, 4.00%, 2/15/42	3,193,488	635,576
Series 4050, Class IB, 3.50%, 5/15/41	14,448,694	2,233,524
Series 4067, Class JI, 3.50%, 6/15/27	12,079,298	1,274,011
Series 4070, Class S, 4.203%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	18,450,466	2,563,336
Series 4095, Class HS, 4.203%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	6,082,175	728,941
Series 4109, Class ES, 4.253%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	90,854	14,051
Series 4109, Class KS, 4.203%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	1,230,165	51,523
Series 4109, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	7,156,221	1,099,741
Series 4149, Class S, 4.353%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	5,358,432	785,297

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4163, Class GS, 4.303%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	$4,268,917	$691,601
Series 4169, Class AS, 4.353%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	6,666,795	895,513
Series 4180, Class GI, 3.50%, 8/15/26	5,306,914	423,058
Series 4188, Class AI, 3.50%, 4/15/28	9,173,261	839,006
Series 4189, Class SQ, 4.253%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	7,405,701	984,002
Series 4203, Class QS, 4.353%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	5,110,345	660,754
Series 4212, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	13,015,739	1,097,855
Series 4233, Class GI, 3.50%, 3/15/25	1,425,097	25,173
Series 4323, Class CI, 4.00%, 3/15/40	8,672,805	806,856
Series 4332, Class IK, 4.00%, 4/15/44	3,299,264	748,607
Series 4332, Class KI, 4.00%, 9/15/43	3,146,035	572,124
Series 4343, Class PI, 4.00%, 5/15/44	6,826,850	1,517,248
Series 4370, Class IO, 3.50%, 9/15/41	4,630,499	728,994
Series 4381, Class SK, 4.253%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	7,366,600	1,351,747
Series 4388, Class MS, 4.203%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	8,338,110	1,591,227
Series 4408, Class IP, 3.50%, 4/15/44	10,053,786	1,939,768
Series 4452, Class SP, 4.303%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	14,671,231	2,180,085
Series 4497, Class CS, 4.303%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	22,557,868	4,430,668
Series 4507, Class MI, 3.50%, 8/15/44	12,540,655	2,363,728
Series 4507, Class SJ, 4.283%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	12,759,819	2,275,899
Series 4520, Class PI, 4.00%, 8/15/45	55,636,489	8,970,104
Series 4526, Class PI, 3.50%, 1/15/42	7,766,060	1,226,351
Series 4528, Class BS, 4.253%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	12,265,626	2,477,876
Series 4629, Class QI, 3.50%, 11/15/46	13,456,622	2,354,179
Series 4637, Class IP, 3.50%, 4/15/44	6,244,784	1,040,272
Series 4644, Class TI, 3.50%, 1/15/45	12,015,563	2,237,097
Series 4653, Class PI, 3.50%, 7/15/44	6,999,629	1,102,006
Series 4667, Class PI, 3.50%, 5/15/42	26,526,781	4,185,759
Series 4672, Class LI, 3.50%, 1/15/43	13,845,739	2,068,974
Series 4744, Class IO, 4.00%, 11/15/47	9,934,648	2,136,444
Series 4749, Class IL, 4.00%, 12/15/47	8,372,461	2,004,287
Series 4767, Class IM, 4.00%, 5/15/45	15,893,171	2,681,075
Series 4768, Class IO, 4.00%, 3/15/48	10,528,249	2,567,041
Principal Only:(3)
Series 4417, Class KO, 0.00%, 12/15/43	1,646,202	996,817
Series 4478, Class PO, 0.00%, 5/15/45	4,157,792	3,346,212
		$118,321,323

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 6.547%, (1 mo. USD LIBOR + 4.65%), 10/25/28(4)	$1,750,000	$2,011,579
Series 2017-DNA1, Class B1, 6.847%, (1 mo. USD LIBOR + 4.95%), 7/25/29(4)	1,244,000	1,378,499
Series 2017-DNA1, Class M2, 5.147%, (1 mo. USD LIBOR + 3.25%), 7/25/29(4)	13,000,000	14,103,271
Series 2017-DNA2, Class M2, 5.347%, (1 mo. USD LIBOR + 3.45%), 10/25/29(4)	20,310,000	22,285,387
Series 2017-DNA3, Class M2, 4.397%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	3,234,730	3,354,294
Series 2017-DNA3, Class M2B, 4.397%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	11,288,000	11,543,816
Series 2018-DNA1, Class M2, 3.697%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	10,080,870	10,047,446
		$64,724,292
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$339,573	$368,624
Series 1994-42, Class K, 6.50%, 4/25/24	214,616	229,144
Series 2009-62, Class WA, 5.576%, 8/25/39(5)	2,193,328	2,333,078
Series 2013-6, Class TA, 1.50%, 1/25/43	2,530,546	2,420,040
Series 2017-66, Class ZJ, 3.00%, 9/25/57	5,223,709	4,596,997
Series 2017-76, Class Z, 3.00%, 10/25/57	9,731,561	8,844,317
Interest Only:(2)
Series 2004-46, Class SI, 4.103%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	4,753,450	536,727
Series 2005-17, Class SA, 4.803%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	2,650,750	454,653
Series 2005-71, Class SA, 4.853%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	2,479,416	201,907
Series 2005-105, Class S, 4.803%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	2,407,932	382,170
Series 2006-44, Class IS, 4.703%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	2,044,025	313,809
Series 2006-65, Class PS, 5.323%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	2,037,622	358,890
Series 2006-96, Class SN, 5.303%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	2,787,389	414,127
Series 2006-104, Class SD, 4.743%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	2,060,372	313,097
Series 2006-104, Class SE, 4.733%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	1,373,582	217,230
Series 2007-50, Class LS, 4.553%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,770,102	427,928
Series 2008-26, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	3,849,643	535,356
Series 2008-61, Class S, 4.203%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	6,408,675	902,651
Series 2010-99, Class NS, 4.703%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)	2,809,769	137,082

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 2010-124, Class SJ, 4.153%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	$2,850,501	$163,142
Series 2010-135, Class SD, 4.103%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	6,069,691	395,456
Series 2011-45, Class SA, 4.753%, (6.65% - 1 mo. USD LIBOR), 1/25/29(1)	1,649,591	27,333
Series 2011-101, Class IC, 3.50%, 10/25/26	5,641,246	501,824
Series 2011-101, Class IE, 3.50%, 10/25/26	4,257,139	380,573
Series 2011-104, Class IM, 3.50%, 10/25/26	7,036,326	634,510
Series 2012-24, Class S, 3.603%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	3,143,959	200,089
Series 2012-30, Class SK, 4.653%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)	8,855,960	1,112,429
Series 2012-52, Class DI, 3.50%, 5/25/27	10,532,411	1,076,228
Series 2012-56, Class SU, 4.853%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	2,465,257	108,089
Series 2012-63, Class EI, 3.50%, 8/25/40	12,431,564	1,432,007
Series 2012-73, Class MS, 4.153%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	10,579,003	790,682
Series 2012-76, Class GS, 4.153%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	6,412,540	552,943
Series 2012-86, Class CS, 4.203%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	4,423,341	350,117
Series 2012-94, Class KS, 4.753%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	16,400,365	1,992,461
Series 2012-94, Class SL, 4.803%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	12,300,274	1,514,316
Series 2012-97, Class PS, 4.253%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	12,596,984	1,851,687
Series 2012-103, Class GS, 4.203%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	11,600,408	918,074
Series 2012-112, Class SB, 4.253%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	10,192,128	1,442,960
Series 2012-124, Class IO, 1.303%, 11/25/42(5)	15,139,814	650,372
Series 2012-139, Class LS, 4.263%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	8,693,255	1,597,226
Series 2012-147, Class SA, 4.203%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	11,191,165	1,936,169
Series 2012-150, Class PS, 4.253%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	10,100,455	1,366,146
Series 2012-150, Class SK, 4.253%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	15,930,230	2,135,118
Series 2013-11, Class IO, 4.00%, 1/25/43	26,816,431	4,354,530
Series 2013-12, Class SP, 3.753%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	4,735,151	517,473
Series 2013-15, Class DS, 4.303%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	11,461,252	1,529,134
Series 2013-23, Class CS, 4.353%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	6,189,845	852,389

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 2013-54, Class HS, 4.403%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	$10,334,146	$960,536
Series 2013-64, Class PS, 4.353%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	7,541,856	957,386
Series 2013-66, Class JI, 3.00%, 7/25/43	12,241,108	1,930,359
Series 2013-75, Class SC, 4.353%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	18,435,770	1,704,671
Series 2014-29, Class IG, 3.50%, 6/25/43	3,906,778	491,369
Series 2014-32, Class EI, 4.00%, 6/25/44	3,714,473	823,865
Series 2014-41, Class SA, 4.153%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	7,641,003	1,623,993
Series 2014-43, Class PS, 4.203%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	8,040,726	1,444,828
Series 2014-55, Class IN, 3.50%, 7/25/44	12,121,017	2,054,134
Series 2014-64, Class BI, 3.50%, 3/25/44	4,437,477	647,250
Series 2014-67, Class IH, 4.00%, 10/25/44	8,348,893	1,598,812
Series 2014-80, Class CI, 3.50%, 12/25/44	7,274,184	1,224,610
Series 2014-89, Class IO, 3.50%, 1/25/45	11,756,825	2,209,187
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	1,709,945
Series 2015-14, Class KI, 3.00%, 3/25/45	14,655,191	2,295,091
Series 2015-17, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	12,449,904	1,966,589
Series 2015-22, Class GI, 3.50%, 4/25/45	7,340,931	1,237,666
Series 2015-31, Class SG, 4.203%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	15,655,455	3,148,403
Series 2015-36, Class IL, 3.00%, 6/25/45	8,606,351	1,370,993
Series 2015-47, Class SG, 4.253%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)	9,572,099	1,703,302
Series 2015-52, Class MI, 3.50%, 7/25/45	19,777,828	3,475,411
Series 2015-93, Class BS, 4.253%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	12,435,929	2,427,005
Series 2015-95, Class SB, 4.103%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)	17,309,035	2,675,811
Series 2016-1, Class SJ, 4.253%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)	24,340,546	4,280,475
Series 2017-46, Class NI, 3.00%, 8/25/42	13,926,874	2,053,690
Series 2018-21, Class IO, 3.00%, 4/25/48	25,487,628	5,110,392
		$105,497,077
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 6.147%, (1 mo. USD LIBOR + 4.25%), 1/25/29(4)	$9,000,000	$10,279,723
Series 2017-C01, Class 1M2, 5.447%, (1 mo. USD LIBOR + 3.55%), 7/25/29(4)	4,923,016	5,396,906
Series 2017-C03, Class 1M2, 4.897%, (1 mo. USD LIBOR + 3.00%), 10/25/29(4)	6,300,000	6,715,700
Series 2017-C05, Class 1M2C, 4.097%, (1 mo. USD LIBOR + 2.20%), 1/25/30(4)	15,159,694	15,051,968

Security	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2017-C06, Class 1M2, 4.547%, (1 mo. USD LIBOR + 2.65%), 2/25/30(4)	$212,953	$221,383
Series 2017-C07, Class 1M2, 4.297%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	1,617,365	1,663,692
Series 2017-C07, Class 1M2C, 4.297%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	10,892,184	10,949,713
Series 2018-C01, Class 1M2, 4.147%, (1 mo. USD LIBOR + 2.25%), 7/25/30(4)	20,197,054	20,650,854
		$70,929,939
Government National Mortgage Association:
Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$2,654,984	$2,653,787
Series 2017-110, Class ZJ, 3.00%, 7/20/47	1,274,082	1,112,165
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,255,180	3,037,866
Interest Only:(2)
Series 2011-48, Class SD, 4.773%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)	4,701,429	227,425
Series 2014-68, Class KI, 0.627%, 10/20/42(5)	13,777,799	396,766
Series 2015-116, Class AS, 3.803%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)	10,491,612	1,089,502
Series 2017-104, Class SD, 4.303%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	17,082,119	3,006,844
Series 2017-121, Class DS, 2.603%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	18,201,021	1,147,003
Series 2017-137, Class AS, 2.603%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	27,781,651	1,832,786
		$14,504,144

Total Collateralized Mortgage Obligations (identified cost $409,440,029)		$373,976,775

Mortgage Pass-Throughs — 2.5%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.855%, (COF + 1.25%), with maturity at 2035(6)	$590,911	$608,020
4.409%, (COF + 1.25%), with maturity at 2030(6)	195,616	207,881
6.50%, with maturity at 2036	1,427,779	1,574,668
7.00%, with various maturities to 2036	2,490,820	2,796,099
7.50%, with maturity at 2035	772,658	875,566
8.00%, with maturity at 2026	191,934	194,979
		$6,257,213

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Federal National Mortgage Association:
3.707%, (COF + 1.25%), with maturity at 2035(6)	$500,212	$522,763
3.806%, (COF + 1.78%), with maturity at 2035(6)	1,309,909	1,392,041
6.00%, with various maturities to 2032	558,289	616,490
6.50%, with various maturities to 2036	2,127,545	2,354,090
7.00%, with various maturities to 2037	4,290,864	4,856,598
7.50%, with maturity at 2035	4,283,009	4,893,337
8.50%, with maturity at 2032	270,251	316,820
9.50%, with maturity at 2028	406,120	443,871
		$15,396,010
Government National Mortgage Association:
5.00%, with maturity at 2047	$17,053,465	$17,965,641
		$17,965,641

Total Mortgage Pass-Throughs (identified cost $39,239,368)		$39,618,864

Commercial Mortgage-Backed Securities — 5.0%
Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.588%, 12/10/54(5)(7)	$800,000	$670,524
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.259%, 3/10/48(5)(7)	10,277,500	8,575,137
Series 2015-CR24, Class D, 3.463%, 8/10/48(5)	10,000,000	7,960,191
Series 2015-CR27, Class D, 3.621%, 10/10/48(5)(7)	10,000,000	7,831,475
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.815%, 4/15/47(5)(7)	2,081,000	1,847,905
Series 2014-C22, Class D, 4.711%, 9/15/47(5)(7)	3,430,000	2,852,837
Series 2014-C23, Class D, 4.106%, 9/15/47(5)(7)	1,500,000	1,284,957
Series 2014-C25, Class D, 4.094%, 11/15/47(5)(7)	8,045,000	6,524,004
Series 2015-C29, Class D, 3.842%, 5/15/48(5)	10,000,000	8,115,901
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.51%, 8/15/46(5)(7)	5,000,000	4,291,052
Series 2014-C16, Class D, 4.913%, 6/15/47(5)(7)	4,000,000	3,550,548
Series 2015-C23, Class D, 4.271%, 7/15/50(5)(7)	2,500,000	2,186,915
Series 2016-C32, Class D, 3.396%, 12/15/49(5)(7)	1,699,000	1,311,952
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.729%, 5/10/45(5)(7)	2,625,750	2,586,242
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.634%, 12/10/45(5)(7)	5,000,000	4,434,429

Security	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(7)	$9,590,000	$7,508,407
Series 2015-C29, Class D, 4.366%, 6/15/48(5)	500,000	434,770
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,180,640
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(7)	8,000,000	5,623,038

Total Commercial Mortgage-Backed Securities (identified cost $87,757,799)		$80,770,924

Asset-Backed Securities — 11.2%
Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 7.698%, (3 mo. USD LIBOR + 5.35%), 7/15/27(4)(7)	$3,500,000	$3,505,171
Series 2015-17A, Class C2, 7.198%, (3 mo. USD LIBOR + 4.85%), 1/15/28(4)(7)	3,400,000	3,415,127
Series 2015-17A, Class D, 8.698%, (3 mo. USD LIBOR + 6.35%), 1/15/28(4)(7)	2,000,000	2,011,412
Apidos CLO
Series 2015-21A, Class C, 5.905%, (3 mo. USD LIBOR + 3.55%), 7/18/27(4)(7)	4,000,000	4,015,984
Series 2015-21A, Class E, 8.805%, (3 mo. USD LIBOR + 6.45%), 7/18/27(4)(7)	2,000,000	1,945,522
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.21%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4)(7)	3,000,000	3,000,000
Series 2015-2A, Class E2, 7.559%, (3 mo. USD LIBOR + 5.20%), 7/29/26(4)(7)	4,500,000	4,500,225
Series 2015-2A, Class F, 8.859%, (3 mo. USD LIBOR + 6.50%), 7/29/26(4)(7)	2,000,000	1,999,676
Babson CLO, Ltd.
Series 2014-IIA, Class D, 5.953%, (3 mo. USD LIBOR + 3.60%), 10/17/26(4)(7)	5,000,000	5,016,775
Series 2017-1A, Class E, 8.355%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(7)	2,900,000	2,925,973
Series 2018-1A, Class D, 7.208%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4)(7)	5,000,000	5,010,646
Bain Capital Credit CLO
Series 2017-2A, Class E, 8.71%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(7)	2,250,000	2,279,834
Series 2018-1A, Class E, 7.712%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4)(7)	3,500,000	3,476,445
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 7.959%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4)(7)	5,000,000	4,950,625
Series 2018-14A, Class E, 7.173%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4)(7)	3,000,000	2,958,939
Series 2018-5BA, Class D, (3 mo. USD LIBOR + 5.95%) 4/20/31(7)(8)	3,000,000	2,940,000

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 5.798%, (3 mo. USD LIBOR + 3.45%), 7/15/26(4)(7)	$4,000,000	$4,013,788
Series 2014-1A, Class E1, 7.448%, (3 mo. USD LIBOR + 5.10%), 7/15/26(4)(7)	1,000,000	986,569
Bluemountain CLO, Ltd.
Series 2015-3A, Class DR, 7.739%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4)(7)	2,000,000	1,993,352
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 8.598%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(7)	1,000,000	1,000,506
Series 2018-1A, Class E, (3 mo. USD LIBOR + 5.75%), 7/15/31(7)(8)	2,000,000	2,000,000
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 5.948%, (3 mo. USD LIBOR + 3.60%), 10/15/26(4)(7)	5,000,000	5,018,710
Series 2015-5A, Class C, 6.409%, (3 mo. USD LIBOR + 4.05%), 1/20/28(4)(7)	4,000,000	4,044,608
Series 2015-5A, Class D, 8.459%, (3 mo. USD LIBOR + 6.10%), 1/20/28(4)(7)	2,000,000	2,031,903
Series C17A, Class DR, (3 mo. USD LIBOR + 6.00%), 4/30/31(7)(8)	3,000,000	3,000,000
Cent CLO LP
Series 2014-22A, Class C, 5.544%, (3 mo. USD LIBOR + 3.75%), 11/7/26(4)(7)	5,000,000	5,013,155
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 5.539%, (3 mo. USD LIBOR + 3.70%), 8/15/28(4)(7)	6,000,000	6,016,986
Series 2015-40A, Class E, 7.789%, (3 mo. USD LIBOR + 5.95%), 8/15/28(4)(7)	2,500,000	2,502,054
Galaxy CLO, Ltd.
Series 2015-21A, Class DR, 5.009%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4)(7)	5,000,000	5,008,625
Series 2015-21A, Class ER, 7.609%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4)(7)	2,500,000	2,423,477
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.359%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(7)	3,000,000	2,951,502
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 8.855%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(7)	2,900,000	2,944,579
Invitation Homes Trust
Series 2018-SFR2, Class E, (1 mo. USD LIBOR + 2.00%), 6/17/37(7)(8)	12,000,000	12,061,723
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 5.962%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(7)	3,500,000	3,556,311
Series 2015-17A, Class ER, 8.862%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(7)	5,000,000	5,096,054

Security	Principal Amount	Value
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 6.659%, (3 mo. USD LIBOR + 4.30%), 10/20/28(4)(7)	$5,000,000	$5,035,720
Series 2015-11A, Class E, 9.059%, (3 mo. USD LIBOR + 6.70%), 10/20/28(4)(7)	2,500,000	2,536,454
Oaktree CLO, Ltd.
Series 2014-1A, Class DR, 8.12%, (3 mo. USD LIBOR + 6.30%), 5/13/29(4)(7)	3,000,000	3,006,409
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 7.392%, (3 mo. USD LIBOR + 5.50%), 5/21/27(4)(7)	3,000,000	3,002,789
Palmer Square CLO, Ltd.
Series 2015-1A, Class DR, 8.092%, (3 mo. USD LIBOR + 6.20%), 5/21/29(4)(7)	2,000,000	2,019,270
Series 2015-2A, Class CR, 6.059%, (3 mo. USD LIBOR + 3.70%), 7/20/30(4)(7)	5,000,000	5,074,700
Series 2018-1A, Class D, 7.328%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4)(7)	4,000,000	4,007,841
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 4.747%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(7)	9,000,000	9,069,305
Recette CLO, LLC
Series 2015-1A, Class E, 8.059%, (3 mo. USD LIBOR + 5.70%), 10/20/27(4)(7)	4,500,000	4,529,597
Series 2015-1A, Class F, 9.809%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(7)	2,000,000	2,006,818
Upland CLO, Ltd.
Series 2016-1A, Class DR, (3 mo. USD LIBOR + 5.90%), 4/20/31(7)(8)	2,000,000	2,000,000
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.828%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(7)	5,000,000	5,069,020
Series 2014-1A, Class DR2, 8.355%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4)(7)	2,000,000	2,004,346
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.659%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(7)	2,000,000	1,994,864
Series 2017-1A, Class E, 8.775%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(7)	2,000,000	2,028,842

Total Asset-Backed Securities (identified cost $173,956,330)		$179,002,231

Small Business Administration Loans (Interest Only)(9) — 5.4%
Security	Principal Amount	Value
0.657%, 3/15/30	$2,999,423	$72,421
0.73%, 7/15/31	3,490,921	94,698
0.932%, 5/15/42	1,699,172	72,514
0.98%, 4/15/32	1,690,506	62,872
1.132%, 10/14/36	3,427,664	163,081

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
1.309%, 4/15/42 to 7/15/42	$15,747,266	$948,768
1.336%, 9/15/41	2,005,589	117,146
1.382%, 6/15/41	3,283,247	192,750
1.48%, 4/15/34	1,262,739	76,455
1.49%, 7/15/36	1,219,364	70,694
1.507%, 7/15/36	1,394,175	80,070
1.559%, 3/16/42 to 7/15/42	4,338,015	304,554
1.586%, 8/28/36 to 10/21/36	4,709,260	294,775
1.609%, 12/15/41 to 7/15/42	13,131,360	967,188
1.632%, 9/15/41 to 6/15/42	3,520,029	258,046
1.682%, 4/15/41 to 5/15/42	6,008,946	465,064
1.73%, 10/15/33	1,900,435	131,577
1.732%, 11/21/41	1,284,304	98,965
1.738%, 5/15/36	3,866,510	261,809
1.803%, 11/15/33	1,641,726	117,306
1.809%, 12/21/41 to 11/15/42	9,253,844	829,683
1.836%, 11/9/36 to 2/15/40	3,238,089	234,820
1.859%, 12/28/41 to 6/15/42	19,396,572	1,612,715
1.882%, 11/19/36 to 12/15/36	5,170,417	378,535
1.909%, 2/15/42 to 7/15/42	12,470,032	1,160,657
1.934%, 7/15/42	1,819,036	166,085
1.959%, 11/29/30 to 8/15/42	9,166,081	793,587
1.982%, 10/15/37	1,130,798	83,195
2.032%, 2/15/42 to 5/15/42	4,875,680	481,157
2.055%, 1/15/38	1,185,224	92,432
2.059%, 5/15/42 to 7/15/42	5,296,435	507,352
2.109%, 4/15/33 to 7/15/42	7,519,264	703,422
2.159%, 5/15/42 to 6/15/42	6,592,172	639,732
2.182%, 11/15/40 to 12/15/40	2,016,810	183,117
2.209%, 8/15/42	3,403,306	342,740
2.211%, 5/15/36	1,644,248	0
2.232%, 1/15/41 to 1/15/42	4,931,993	503,122
2.282%, 11/1/29	1,572,771	124,864
2.309%, 4/15/42 to 7/15/42	5,453,244	618,108
2.359%, 1/11/42 to 6/15/42	25,169,262	2,689,399
2.382%, 6/15/42	1,786,693	192,452
2.386%, 7/15/40	1,482,792	139,678
2.405%, 3/15/39	964,611	95,185
2.409%, 1/15/38 to 7/15/42	24,732,125	2,714,510
2.432%, 3/15/41 to 6/15/42	5,055,374	346,534
2.459%, 12/15/26 to 8/15/42	16,062,693	1,697,750
2.482%, 2/23/41	1,156,311	126,307
2.509%, 5/15/27	1,216,883	91,900
2.532%, 11/15/42	1,717,284	199,102
2.557%, 1/15/41	1,164,831	122,087
2.559%, 7/15/42	2,226,772	287,178
2.586%, 4/15/36	1,495,323	150,190

Security	Principal Amount	Value
2.609%, 5/15/27 to 7/15/42	$16,130,230	$1,874,892
2.632%, 4/15/41	1,297,922	150,686
2.636%, 5/15/41	1,474,466	163,086
2.659%, 6/15/36 to 7/15/42	6,468,586	793,994
2.682%, 2/15/41 to 4/15/42	6,906,683	830,776
2.709%, 5/15/27 to 9/15/42	29,553,748	3,594,925
2.732%, 8/15/42	1,251,450	177,717
2.782%, 8/15/26	798,805	61,291
2.859%, 5/15/32 to 7/15/42	22,306,393	2,976,685
2.882%, 8/16/42	50,363,857	6,987,129
2.886%, 8/15/40	1,081,202	125,688
2.903%, 11/2/42	21,896,523	3,024,698
2.909%, 12/15/41 to 7/15/42	13,654,277	1,907,857
2.932%, 5/15/34 to 7/15/42	9,259,487	1,138,975
2.936%, 7/15/42	3,713,391	506,533
2.949%, 8/15/42	1,895,431	259,248
2.959%, 1/15/27 to 1/15/43	20,182,440	2,489,310
2.982%, 2/15/41 to 7/15/42	9,217,864	1,350,784
2.984%, 5/15/42 to 6/15/42	4,243,583	643,685
3.032%, 7/15/41 to 6/15/42	7,094,040	990,402
3.109%, 12/15/41 to 8/15/42	11,058,111	1,625,179
3.128%, 6/15/32	696,780	92,346
3.155%, 1/15/43	3,631,149	512,555
3.159%, 4/15/42 to 7/15/42	20,429,439	3,050,939
3.182%, 7/15/41	600,336	103,995
3.185%, 8/15/39	1,608,171	202,628
3.209%, 12/15/26 to 10/15/42	21,782,815	2,957,709
3.232%, 7/15/37 to 4/15/42	5,343,753	725,810
3.236%, 7/15/28 to 4/15/42	2,992,969	391,843
3.282%, 6/21/26 to 7/15/42	11,050,518	1,518,093
3.359%, 2/15/42 to 7/15/42	5,881,409	913,085
3.409%, 4/15/42 to 12/15/42	6,333,681	1,038,045
3.432%, 11/7/39 to 2/15/42	3,657,263	579,943
3.459%, 2/15/27 to 8/15/42	20,247,020	2,830,944
3.482%, 5/15/36 to 7/15/42	5,965,096	985,841
3.532%, 4/15/23 to 8/15/42	4,466,450	544,380
3.609%, 5/15/32 to 6/15/42	14,837,139	2,490,665
3.635%, 8/15/41	2,713,270	446,091
3.636%, 2/15/41 to 12/15/41	2,072,910	343,967
3.659%, 5/15/42 to 7/15/42	12,910,153	2,306,615
3.682%, 11/15/31 to 5/15/42	7,104,589	1,182,553
3.709%, 1/15/24 to 8/15/42	40,690,750	5,791,700
3.732%, 12/15/36 to 4/15/42	9,228,409	1,590,898
3.782%, 10/15/23 to 6/15/42	14,465,454	1,937,635

Total Small Business Administration Loans (Interest Only) (identified cost $83,004,825)		$87,370,168

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 1.3%(10)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Drugs — 0.1%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022		$2,237	$2,265,034
			$2,265,034

Equipment Leasing — 0.6%
Delos Finance S.a.r.l., Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		$10,000	$10,080,210
			$10,080,210

Food Service — 0.2%
Aramark Services, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 28, 2024		$2,459	$2,477,724
			$2,477,724

Lodging and Casinos — 0.3%
Hilton Worldwide Finance, LLC, Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		$4,972	$5,019,279
			$5,019,279

Oil and Gas — 0.1%
MEG Energy Corp., Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		$751	$753,326
			$753,326

Total Senior Floating-Rate Loans (identified cost $20,514,594)			$20,595,573

Foreign Government Bonds — 22.6%
Security		Principal Amount (000’s omitted)	Value

Australia — 1.0%
Australia Government Bond, 3.00%, 3/21/47(11)	AUD	23,091	$16,443,458
Total Australia			$16,443,458

Dominican Republic — 1.1%
Dominican Republic, 10.375%, 3/4/22(11)	DOP	264,300	$5,595,954
Dominican Republic, 10.40%, 5/10/19(11)	DOP	181,700	3,759,250

Security		Principal Amount (000’s omitted)	Value

Dominican Republic (continued)
Dominican Republic, 14.00%, 6/8/18(11)	DOP	257,200	$5,218,071
Dominican Republic, 15.00%, 4/5/19(11)	DOP	51,300	1,110,629
Dominican Republic, 15.95%, 6/4/21(11)	DOP	12,200	296,173
Dominican Republic, 16.00%, 7/10/20(11)	DOP	41,700	983,728
Dominican Republic, 16.95%, 2/4/22(11)	DOP	30,000	780,823
Total Dominican Republic			$17,744,628

Iceland — 2.5%
Republic of Iceland, 5.00%, 11/15/28	ISK	571,467	$5,511,924
Republic of Iceland, 6.50%, 1/24/31	ISK	1,910,543	21,025,597
Republic of Iceland, 8.00%, 6/12/25	ISK	1,223,392	14,134,475
Total Iceland			$40,671,996

India — 0.4%
India Government Bond, 7.59%, 3/20/29	INR	434,000	$6,335,399
Total India			$6,335,399

Indonesia — 3.2%
Indonesia Government Bond, 7.50%, 5/15/38	IDR	21,013,000	$1,521,545
Indonesia Government Bond, 8.25%, 5/15/36	IDR	639,966,000	49,403,305
Total Indonesia			$50,924,850

Japan — 5.2%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(12)	JPY	13,457	$129,257
Japan Government CPI Linked Bond, 0.10%, 3/10/27(12)	JPY	8,663,124	84,079,533
Total Japan			$84,208,790

New Zealand — 5.1%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	42,568	$31,251,977
New Zealand Government Bond, 2.50%, 9/20/35(11)(12)	NZD	596	453,892
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	61,598	49,411,710
Total New Zealand			$81,117,579

Serbia — 1.3%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$20,729,765
Total Serbia			$20,729,765

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 0.9%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$90,584
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	31,000	203,039
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	351,000	2,299,833
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	784,414
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,558,687
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,648,105
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	514,920
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	122,000	812,984
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	73,434
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	579,000	3,898,656
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	138,000	934,892
Total Sri Lanka			$13,819,548

Thailand — 1.9%
Thailand Government Bond, 1.25%, 3/12/28(11)(12)	THB	979,222	$30,057,996
Total Thailand			$30,057,996

Total Foreign Government Bonds (identified cost $351,488,097)			$362,054,009

Foreign Corporate Bonds — 1.9%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.1%
Banco Hipotecario SA, 25.229%, (Badlar + 2.50%), 1/12/20(4)(11)	ARS	8,500	$411,091
YPF SA, 26.563%, (Badlar + 4.00%), 7/7/20(4)(11)	USD	1,775	1,349,124
Total Argentina			$1,760,215

Austria — 0.2%
BRF GmbH, 4.35%, 9/29/26(11)	USD	1,150	$1,029,250
JBS Investments GmbH, 7.25%, 4/3/24(11)	USD	1,500	1,484,550
Total Austria			$2,513,800

Bermuda — 0.1%
Digicel, Ltd., 6.00%, 4/15/21(11)	USD	1,500	$1,432,500
Total Bermuda			$1,432,500

Brazil — 0.1%
Banco do Brasil S.A./Cayman, 6.25% to 4/15/24(11)(13)(14)	USD	1,600	$1,425,520
Total Brazil			$1,425,520

Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(11)	EUR	1,200	$1,451,047
Total Bulgaria			$1,451,047

Cayman Islands — 0.1%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(11)	USD	1,500	$1,432,500
Total Cayman Islands			$1,432,500

China — 0.3%
21Vianet Group, Inc., 7.00%, 8/17/20(11)	USD	1,000	$1,006,250
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(11)	USD	1,300	1,218,276
KWG Property Holding, Ltd., 6.00%, 9/15/22(11)	USD	1,300	1,217,741
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(11)	USD	200	178,919
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(11)	USD	1,280	1,277,414
Total China			$4,898,600

Honduras — 0.0%(15)
Inversiones Atlantida SA, 8.25%, 7/28/22(11)	USD	610	$639,738
Total Honduras			$639,738

Ireland — 0.1%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(11)	USD	1,900	$1,930,542
Total Ireland			$1,930,542

Kazakhstan — 0.0%(15)
Development Bank of Kazakhstan JSC, 9.50%, 12/14/20(11)	KZT	250,000	$769,845
Total Kazakhstan			$769,845

Mexico — 0.1%
Cydsa SAB de CV, 6.25%, 10/4/27(11)	USD	1,000	$963,350
Grupo Kaltex SA de CV, 8.875%, 4/11/22(11)	USD	1,750	1,526,875
Total Mexico			$2,490,225

Netherlands — 0.1%
Petrobras Global Finance BV, 7.375%, 1/17/27	USD	1,400	$1,503,600
Total Netherlands			$1,503,600

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Nigeria — 0.2%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(11)	USD	2,000	$2,035,000
Zenith Bank PLC, 7.375%, 5/30/22(11)	USD	1,000	1,033,050
Total Nigeria			$3,068,050

Panama — 0.1%
AES El Salvador Trust II, 6.75%, 3/28/23(11)	USD	2,000	$1,942,500
Total Panama			$1,942,500

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(11)	USD	1,000	$908,115
Total Singapore			$908,115

South Africa — 0.1%
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(11)	USD	1,500	$1,475,850
Total South Africa			$1,475,850

Turkey — 0.1%
Turkiye Garanti Bankasi AS, 6.125% to 5/24/22, 5/24/27(11)(13)	USD	1,500	$1,455,938
Total Turkey			$1,455,938

Total Foreign Corporate Bonds (identified cost $31,644,743)			$31,098,585

U.S. Treasury Obligations — 3.5%
Security		Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(16)(17)		$58,645,009	$56,864,535

Total U.S. Treasury Obligations (identified cost $58,376,402)			$56,864,535

Common Stocks — 0.3%
Security		Shares	Value

Iceland — 0.3%
Eik Fasteignafelag HF(18)		3,180,300	$313,976
Eimskipafelag Islands HF		326,400	720,925
Hagar HF		1,861,500	754,240
Reginn HF(18)		1,843,700	442,750
Reitir Fasteignafelag HF		1,090,500	970,986
Siminn HF		13,922,800	605,399

Security	Shares	Value

Iceland (continued)
Sjova-Almennar Tryggingar HF	2,002,600	$328,522
Vatryggingafelag Islands HF	9,928,400	1,358,912
Total Iceland		$5,495,710

Total Common Stocks (identified cost $6,045,920)		$5,495,710

Closed-End Funds — 4.3%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	1,000,336	$10,613,565
BlackRock Multi-Sector Income Trust	675,742	11,453,827
Brookfield Real Assets Income Fund, Inc.	419,101	9,308,233
MFS Multimarket Income Trust	1,093,200	6,253,104
Nuveen Global High Income Fund	456,000	7,355,280
Nuveen Mortgage Opportunity Term Fund	324,311	7,559,689
Prudential Global Short Duration High Yield Fund, Inc.	293,307	4,050,570
Wells Fargo Income Opportunities Fund	669,620	5,403,833
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,250,666

Total Closed-End Funds (identified cost $71,991,087)		$68,248,767

Other — 2.2%
Security	Shares	Value

Reinsurance — 2.2%
Altair V Reinsurance(18)(19)(20)(21)	3,398	$1,546,293
Altair VI Reinsurance(18)(19)(20)(21)	1,000	5,072,525
Blue Lotus Re, Ltd.(18)(19)(20)(21)	6,000	6,227,400
Eden Re II, Ltd.(7)(18)(19)(20)	2,500,000	1,760,500
Eden Re II, Ltd.(7)(18)(19)(20)	2,500,000	2,574,000
Eden Re II, Ltd.(7)(18)(19)(20)	7,500,000	7,722,000
Mt. Logan Re, Ltd.(18)(19)(20)(21)	10,000	10,212,864

Total Other (identified cost $36,934,947)		$35,115,582

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 13.6%
Foreign Government Securities — 2.4%
Security		Principal Amount (000’s omitted)	Value

Egypt — 2.4%
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	45,125	$2,555,933
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	83,300	4,668,622
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	12,875	719,199
Egypt Treasury Bill, 0.00%, 7/31/18	EGP	48,350	2,641,728
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	101,100	5,488,908
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	40,775	2,206,774
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	227,000	12,043,677
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	144,775	7,657,372
Total Egypt			$37,982,213

Total Foreign Government Securities (identified cost $37,892,605)			$37,982,213

U.S. Treasury Obligations — 0.7%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/17/18(17)		$10,500	$10,492,592

Total U.S. Treasury Obligations (identified cost $10,492,694)			$10,492,592

Other — 10.5%
Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(22)		169,262,310	$169,245,384

Total Other (identified cost $169,236,389)			$169,245,384

Total Short-Term Investments (identified cost $217,621,688)			$217,720,189

Total Purchased Options and Swaptions — 1.3% (identified cost $23,100,458)			$21,679,705

Total Investments — 98.4% (identified cost $1,611,116,287)			$1,579,611,617

Other Assets, Less Liabilities — 1.6%			$25,685,116

Net Assets — 100.0%			$1,605,296,733

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2018.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2018.

(6)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2018.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $252,138,153 or 15.7% of the Portfolio’s net assets.

(8)	When-issued security. For a variable rate security, interest rate will be determined after April 30, 2018.

(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $174,958,646 or 10.9% of the Portfolio’s net assets.

(12)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Security converts to floating rate after the indicated fixed-rate coupon period.

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(15)	Amount is less than 0.05%.

(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(18)	Non-income producing security.
(19)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(20)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(21)	Restricted security (see Note 5).

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Purchased Currency Options — 0.1%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR	12,770,000	SEK	9.96	4/15/19	$92,634
Call SEK/Put EUR	BNP Paribas	EUR	8,300,000	SEK	9.96	4/15/19	60,209
Call SEK/Put EUR	Citibank, N.A.	EUR	19,170,000	SEK	9.58	4/12/19	51,555
Call SEK/Put EUR	Citibank, N.A.	EUR	12,780,000	SEK	9.96	4/12/19	91,951
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK	9.96	4/12/19	45,975
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK	9.96	4/12/19	45,975
Call SEK/Put EUR	Deutsche Bank AG	EUR	29,260,000	SEK	9.56	4/23/19	79,078
Put EUR/Call USD	Deutsche Bank AG	EUR	64,000,000	USD	1.21	3/3/20	1,341,305

Total							$1,808,682

Purchased Interest Rate Swaptions — 1.1%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR-BBA Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$4,100,029
Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR-BBA Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	4,868,672
Option to enter into interest rate swap expiring 6/12/23 to pay 3-month USD-LIBOR-BBA Rate and receive 1.78%	Morgan Stanley & Co. International PLC	270,000,000	6/8/18	24
Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR-BBA Rate and receive 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	3,283,866
Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR-BBA Rate and pay 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	5,372,305

Total				$17,624,896

Purchased Call Options — 0.1%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR	15,058,502	EUR	3,100.00	5/3/22	$2,246,127

Total								$2,246,127

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

JPY	11,664,701,944	USD	106,658,455	Standard Chartered Bank	5/1/18	$43,904	$—
JPY	349,771,704	USD	3,291,071	Standard Chartered Bank	5/1/18	—	(91,549)
JPY	9,195,877,180	USD	84,226,756	Standard Chartered Bank	5/1/18	—	(107,864)
JPY	638,585,015	USD	5,983,743	Standard Chartered Bank	5/1/18	—	(142,314)
JPY	611,313,995	USD	5,737,721	Standard Chartered Bank	5/1/18	—	(145,752)
JPY	869,154,050	USD	8,227,587	Standard Chartered Bank	5/1/18	—	(277,038)
USD	108,101,589	JPY	11,664,701,944	Standard Chartered Bank	5/1/18	1,399,229	—
USD	3,198,205	JPY	349,771,704	Standard Chartered Bank	5/1/18	—	(1,317)
USD	5,589,668	JPY	611,313,995	Standard Chartered Bank	5/1/18	—	(2,301)
USD	5,839,025	JPY	638,585,015	Standard Chartered Bank	5/1/18	—	(2,404)
USD	7,947,278	JPY	869,154,050	Standard Chartered Bank	5/1/18	—	(3,271)
USD	84,084,279	JPY	9,195,877,180	Standard Chartered Bank	5/1/18	—	(34,612)
AUD	426,998	USD	321,944	Australia and New Zealand Banking Group Limited	5/2/18	—	(478)
AUD	16,000,000	USD	12,961,520	Australia and New Zealand Banking Group Limited	5/2/18	—	(915,921)
AUD	426,998	USD	328,544	JPMorgan Chase Bank, N.A.	5/2/18	—	(7,078)
KRW	481,400,000	USD	447,315	BNP Paribas	5/2/18	3,413	—
KRW	26,289,000,000	USD	24,427,616	Nomura International PLC	5/2/18	186,400	—
KRW	26,770,400,000	USD	24,799,578	Standard Chartered Bank	5/2/18	265,167	—
NZD	871,331	USD	613,853	Australia and New Zealand Banking Group Limited	5/2/18	—	(784)
NZD	18,000,000	USD	12,667,860	Australia and New Zealand Banking Group Limited	5/2/18	—	(3,059)
NZD	17,340,048	USD	12,216,064	Australia and New Zealand Banking Group Limited	5/2/18	—	(15,605)
PHP	80,275,000	USD	1,554,994	BNP Paribas	5/2/18	—	(3,771)
PHP	467,000,000	USD	9,030,262	Deutsche Bank AG	5/2/18	—	(6,020)
PHP	461,000,000	USD	8,914,242	Goldman Sachs International	5/2/18	—	(5,943)
PHP	359,680,000	USD	6,969,867	JPMorgan Chase Bank, N.A.	5/2/18	—	(19,462)
PHP	463,505,000	USD	8,987,445	Nomura International PLC	5/2/18	—	(30,740)
PHP	332,000,000	USD	6,419,801	Standard Chartered Bank	5/2/18	—	(4,280)
PHP	356,540,000	USD	6,900,997	UBS AG	5/2/18	—	(11,268)
USD	12,385,464	AUD	16,426,998	Australia and New Zealand Banking Group Limited	5/2/18	18,400	—
USD	328,544	AUD	426,998	JPMorgan Chase Bank, N.A.	5/2/18	7,078	—
USD	450,964	KRW	481,400,000	BNP Paribas	5/2/18	236	—
USD	24,622,085	KRW	26,289,000,000	Nomura International PLC	5/2/18	8,069	—
USD	24,874,930	KRW	26,770,400,000	Standard Chartered Bank	5/2/18	—	(189,814)
USD	12,384,687	NZD	16,700,000	Australia and New Zealand Banking Group Limited	5/2/18	634,566	—
USD	13,790,112	NZD	18,871,331	Australia and New Zealand Banking Group Limited	5/2/18	512,243	—
USD	467,711	NZD	640,048	Australia and New Zealand Banking Group Limited	5/2/18	17,373	—
USD	1,552,258	PHP	80,275,000	BNP Paribas	5/2/18	1,035	—

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	8,973,866	PHP	467,000,000	Deutsche Bank AG	5/2/18	$—	$(50,376)
USD	8,859,422	PHP	461,000,000	Goldman Sachs International	5/2/18	—	(48,877)
USD	6,955,042	PHP	359,680,000	JPMorgan Chase Bank, N.A.	5/2/18	4,637	—
USD	8,962,680	PHP	463,505,000	Nomura International PLC	5/2/18	5,975	—
USD	6,393,714	PHP	332,000,000	Standard Chartered Bank	5/2/18	—	(21,807)
USD	6,894,325	PHP	356,540,000	UBS AG	5/2/18	4,596	—
RUB	1,761,055,424	USD	27,533,700	Standard Chartered Bank	5/7/18	418,297	—
USD	15,174,999	RUB	880,681,061	BNP Paribas	5/7/18	1,196,567	—
USD	15,171,021	RUB	880,374,363	Deutsche Bank AG	5/7/18	1,197,457	—
RUB	1,723,511,135	USD	27,133,575	Standard Chartered Bank	5/8/18	219,213	—
RUB	96,092,120	USD	1,502,179	Standard Chartered Bank	5/8/18	22,840	—
RUB	173,804,107	USD	2,736,232	Standard Chartered Bank	5/8/18	22,106	—
RUB	85,318,583	USD	1,372,078	Standard Chartered Bank	5/8/18	—	(18,040)
USD	35,944,217	RUB	2,078,725,944	BNP Paribas	5/8/18	2,954,032	—
AUD	5,587,007	USD	4,290,877	Australia and New Zealand Banking Group Limited	5/9/18	—	(84,644)
AUD	28,316,125	USD	22,262,279	Australia and New Zealand Banking Group Limited	5/9/18	—	(944,204)
AUD	3,413,474	USD	2,673,406	Goldman Sachs International	5/9/18	—	(103,538)
ILS	218,340,000	USD	63,180,740	Goldman Sachs International	5/9/18	—	(2,487,243)
USD	20,582,824	AUD	26,280,687	Goldman Sachs International	5/9/18	797,148	—
USD	35,750,028	NZD	49,033,766	Australia and New Zealand Banking Group Limited	5/9/18	1,251,340	—
CZK	726,555,657	EUR	28,514,743	JPMorgan Chase Bank, N.A.	5/10/18	—	(158,777)
THB	780,000,000	USD	23,582,766	Deutsche Bank AG	5/10/18	1,134,804	—
THB	61,901,547	USD	1,987,368	Deutsche Bank AG	5/10/18	—	(25,758)
THB	123,670,796	USD	3,981,802	Deutsche Bank AG	5/10/18	—	(62,775)
THB	206,019,800	USD	6,626,242	Deutsche Bank AG	5/10/18	—	(97,641)
THB	103,080,342	USD	3,321,422	Standard Chartered Bank	5/10/18	—	(54,890)
USD	16,737,853	EUR	14,023,000	JPMorgan Chase Bank, N.A.	5/10/18	—	(204,591)
USD	19,179,683	THB	634,368,000	Deutsche Bank AG	5/10/18	—	(922,927)
USD	6,388,751	THB	211,276,000	Standard Chartered Bank	5/10/18	—	(306,415)
AUD	5,594,000	USD	4,205,429	Australia and New Zealand Banking Group Limited	5/11/18	6,082	—
EUR	567,833	SEK	5,729,000	Credit Suisse International	5/11/18	31,469	—
SEK	5,729,000	EUR	574,755	Credit Suisse International	5/11/18	—	(39,832)
USD	9,569,448	NZD	13,348,000	Australia and New Zealand Banking Group Limited	5/11/18	178,255	—
USD	7,843,105	NZD	10,940,000	Australia and New Zealand Banking Group Limited	5/11/18	146,097	—
USD	9,118,123	NZD	13,347,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(272,367)
USD	11,640,346	NZD	17,039,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(347,708)
IDR	200,438,700,000	USD	14,563,591	BNP Paribas	5/14/18	—	(176,758)
USD	31,988,796	IDR	440,261,800,000	BNP Paribas	5/14/18	388,248	—

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	9,108,703	THB	285,740,000	Deutsche Bank AG	5/15/18	$52,455	$—
USD	1,737,501	THB	53,972,000	JPMorgan Chase Bank, N.A.	5/15/18	26,912	—
USD	5,262,765	THB	165,114,000	Standard Chartered Bank	5/15/18	29,640	—
USD	30,567,523	EUR	25,661,117	Standard Chartered Bank	5/17/18	—	(451,545)
AUD	2,270,401	USD	1,784,133	Australia and New Zealand Banking Group Limited	5/18/18	—	(74,816)
USD	1,819,423	NZD	2,495,385	Australia and New Zealand Banking Group Limited	5/18/18	63,794	—
EUR	916,461	SEK	9,255,000	Deutsche Bank AG	5/21/18	49,835	—
INR	835,627,000	USD	12,746,961	Deutsche Bank AG	5/21/18	—	(226,328)
SEK	9,255,000	EUR	933,971	Deutsche Bank AG	5/21/18	—	(71,007)
USD	3,021,056	INR	198,000,000	Bank of America, N.A.	5/21/18	54,319	—
USD	889,200	INR	58,705,000	Bank of America, N.A.	5/21/18	9,593	—
USD	220,750	INR	14,575,000	Bank of America, N.A.	5/21/18	2,365	—
USD	2,341,282	INR	153,289,617	Citibank, N.A.	5/21/18	44,465	—
USD	1,117,821	INR	73,765,000	Citibank, N.A.	5/21/18	12,562	—
USD	1,109,774	INR	73,295,000	Citibank, N.A.	5/21/18	11,557	—
USD	889,099	INR	58,685,000	Citibank, N.A.	5/21/18	9,792	—
USD	888,897	INR	58,685,000	Citibank, N.A.	5/21/18	9,590	—
USD	554,890	INR	36,595,000	Citibank, N.A.	5/21/18	6,568	—
USD	1,071,556	INR	70,749,491	Deutsche Bank AG	5/21/18	11,480	—
USD	1,099,583	INR	72,600,000	Goldman Sachs International	5/21/18	11,780	—
USD	1,110,522	INR	73,250,000	JPMorgan Chase Bank, N.A.	5/21/18	12,979	—
USD	3,747,233	INR	245,500,000	Societe Generale	5/21/18	68,780	—
USD	2,205,450	INR	145,670,000	Standard Chartered Bank	5/21/18	22,801	—
USD	1,099,833	INR	72,600,000	Standard Chartered Bank	5/21/18	12,030	—
USD	1,102,529	INR	72,800,000	Standard Chartered Bank	5/21/18	11,729	—
USD	45,461	INR	3,000,000	Standard Chartered Bank	5/21/18	511	—
USD	17,202,159	EUR	14,257,607	Standard Chartered Bank	5/24/18	—	(41,046)
USD	1,496,961	EUR	1,209,781	Australia and New Zealand Banking Group Limited	5/30/18	33,217	—
EUR	32,912,694	USD	40,371,205	Deutsche Bank AG	6/1/18	—	(543,591)
USD	39,465,647	EUR	32,231,326	Deutsche Bank AG	6/1/18	462,556	—
USD	1,191,539	EUR	977,392	Deutsche Bank AG	6/1/18	8,798	—
EUR	24,093,294	SEK	243,748,000	Goldman Sachs International	6/5/18	1,261,069	—
SEK	243,748,000	EUR	24,891,739	Goldman Sachs International	6/5/18	—	(2,227,557)
USD	1,993,137	NZD	2,729,151	Australia and New Zealand Banking Group Limited	6/8/18	73,149	—
USD	2,711,963	NZD	3,769,573	Australia and New Zealand Banking Group Limited	6/12/18	60,020	—
USD	2,169,570	NZD	3,015,658	Australia and New Zealand Banking Group Limited	6/12/18	48,016	—
CZK	419,731,000	EUR	16,485,899	Goldman Sachs International	6/14/18	—	(122,938)
EUR	5,459,818	CZK	138,298,000	Goldman Sachs International	6/14/18	74,239	—
ARS	222,500,000	USD	10,666,347	Citibank, N.A.	6/18/18	—	(246,400)
PEN	75,966,014	USD	23,153,311	Bank of America, N.A.	6/20/18	165,722	—

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	19,981,266	PEN	65,558,535	Bank of America, N.A.	6/20/18	$—	$(143,018)
USD	3,171,755	PEN	10,407,479	Citibank, N.A.	6/20/18	—	(22,994)
INR	242,200,000	USD	3,674,373	Citibank, N.A.	6/25/18	—	(54,399)
INR	40,000,000	USD	605,556	Goldman Sachs International	6/25/18	—	(7,707)
INR	62,500,000	USD	946,181	UBS AG	6/25/18	—	(12,043)
USD	2,000,920	INR	132,625,000	Bank of America, N.A.	6/25/18	18,678	—
USD	2,577,666	INR	170,925,000	Citibank, N.A.	6/25/18	22,983	—
USD	621,413	INR	41,150,000	Goldman Sachs International	6/25/18	6,377	—
CNH	33,000,000	USD	5,225,074	Citibank, N.A.	7/11/18	—	(18,291)
CNH	39,000,000	USD	6,177,924	Citibank, N.A.	7/11/18	—	(24,454)
CNH	65,521,200	USD	10,382,721	Citibank, N.A.	7/11/18	—	(44,702)
USD	11,710,853	NZD	16,116,000	Australia and New Zealand Banking Group Limited	7/12/18	372,716	—
USD	8,992,418	NZD	12,375,000	Australia and New Zealand Banking Group Limited	7/12/18	286,197	—
USD	8,100,844	NZD	11,230,427	Australia and New Zealand Banking Group Limited	7/12/18	199,869	—
USD	6,480,675	NZD	8,984,342	Australia and New Zealand Banking Group Limited	7/12/18	159,895	—
CNH	24,359,800	USD	3,864,365	Citibank, N.A.	7/16/18	—	(21,598)
CNH	39,500,000	USD	6,259,111	Citibank, N.A.	7/16/18	—	(27,971)
CNH	44,400,000	USD	7,041,472	Citibank, N.A.	7/16/18	—	(37,355)
CNH	19,800,000	USD	3,140,863	Deutsche Bank AG	7/16/18	—	(17,405)
CNH	52,200,000	USD	8,287,293	Deutsche Bank AG	7/16/18	—	(52,723)
USD	14,321,610	KRW	15,229,600,000	Goldman Sachs International	7/16/18	70,918	—
NOK	194,513,840	EUR	20,128,267	JPMorgan Chase Bank, N.A.	7/19/18	—	(136,445)
USD	10,493,433	EUR	8,371,975	Goldman Sachs International	7/19/18	322,824	—
ARS	222,500,000	USD	10,512,639	JPMorgan Chase Bank, N.A.	7/20/18	—	(307,047)
EUR	926,067	SEK	9,335,000	State Street Bank and Trust Company	7/20/18	52,502	—
SEK	9,335,000	EUR	942,656	State Street Bank and Trust Company	7/20/18	—	(72,656)
AUD	3,567,298	USD	2,749,181	JPMorgan Chase Bank, N.A.	7/26/18	—	(62,509)
USD	22,420,941	EUR	17,888,025	Standard Chartered Bank	7/26/18	678,093	—
USD	2,746,729	NZD	3,755,050	JPMorgan Chase Bank, N.A.	7/26/18	104,860	—
AUD	5,351,704	USD	4,123,344	Australia and New Zealand Banking Group Limited	8/2/18	—	(92,548)
PHP	467,000,000	USD	8,912,214	Deutsche Bank AG	8/2/18	76,139	—
PHP	461,000,000	USD	8,798,549	Goldman Sachs International	8/2/18	74,321	—
PHP	332,000,000	USD	6,348,478	Standard Chartered Bank	8/2/18	41,529	—
USD	24,875,624	KRW	26,770,400,000	Standard Chartered Bank	8/2/18	—	(192,717)
USD	4,103,032	NZD	5,609,902	Australia and New Zealand Banking Group Limited	8/2/18	156,129	—
USD	12,214,850	NZD	17,340,048	Australia and New Zealand Banking Group Limited	8/2/18	15,085	—
USD	613,792	NZD	871,331	Australia and New Zealand Banking Group Limited	8/2/18	758	—
USD	84,774,865	JPY	9,195,877,180	Standard Chartered Bank	8/3/18	109,757	—
NOK	94,849,000	EUR	9,784,501	Bank of America, N.A.	8/6/18	—	(37,875)
NOK	99,151,000	EUR	10,221,753	Citibank, N.A.	8/6/18	—	(31,640)

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	16,426,998	USD	12,391,459	Australia and New Zealand Banking Group Limited	8/9/18	$—	$(18,200)
USD	322,099	AUD	426,998	Australia and New Zealand Banking Group Limited	8/9/18	473	—
USD	12,667,410	NZD	18,000,000	Australia and New Zealand Banking Group Limited	8/9/18	2,973	—
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,615,756)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(1,109,533)
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(1,142,832)
USD	3,138,842	EUR	2,527,248	JPMorgan Chase Bank, N.A.	9/20/18	53,044	—
USD	4,066,653	EUR	3,258,797	Standard Chartered Bank	9/27/18	85,352	—
USD	3,099,425	TWD	89,000,000	Citibank, N.A.	10/11/18	55,418	—
USD	8,253,526	TWD	237,000,000	Goldman Sachs International	10/11/18	147,574	—
EUR	296,024	USD	371,539	JPMorgan Chase Bank, N.A.	10/12/18	—	(9,441)
USD	6,203,171	TWD	178,000,000	Standard Chartered Bank	10/12/18	114,667	—
USD	4,193,492	TWD	120,500,000	Standard Chartered Bank	10/12/18	71,780	—
USD	6,214,533	TWD	179,600,000	Citibank, N.A.	10/16/18	69,324	—
USD	5,341,615	TWD	154,800,000	Citibank, N.A.	10/16/18	44,965	—
USD	4,129,010	TWD	119,700,000	Deutsche Bank AG	10/16/18	33,345	—
USD	6,208,326	TWD	179,700,000	Standard Chartered Bank	10/16/18	59,696	—
USD	4,142,216	TWD	120,000,000	Standard Chartered Bank	10/16/18	36,286	—
USD	2,438,777	TWD	70,566,000	Standard Chartered Bank	10/16/18	24,284	—
USD	3,196,456	TWD	93,800,000	Goldman Sachs International	10/31/18	—	(16,890)
USD	5,306,095	TWD	155,840,000	Goldman Sachs International	10/31/18	—	(32,582)
USD	6,658,715	TWD	195,400,000	Nomura International PLC	10/31/18	—	(35,185)
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(796,405)
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	—	(221,475)
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	—	(212,212)
USD	4,487,373	TWD	129,887,000	Bank of America, N.A.	4/30/19	—	(23,759)
USD	5,385,147	TWD	155,900,000	Standard Chartered Bank	4/30/19	—	(29,448)
USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(403,349)
USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(253,617)
USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(44,114)

						$19,367,410	$(19,839,936)

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Value/Net Unrealized Depreciation
Straddle swaption on floating rate (3-month USD-LIBOR-BBA) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(1,051,607)

				$(1,051,607)

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Equity Futures
E-mini S&P 500 Index	90	Long	Jun-18	$11,911,500	$(480,600)

Interest Rate Futures
10-Year USD Deliverable Interest Rate Swap	445	Short	Jun-18	(41,517,109)	250,777
CME 90-Day Eurodollar	2,285	Short	Jun-18	(557,711,375)	7,052,704
CME 90-Day Eurodollar	7,451	Long	Dec-18	1,813,480,263	(8,939,312)
CME 90-Day Eurodollar	7,451	Short	Dec-19	(1,807,426,325)	10,773,562
CME 90-Day Eurodollar	4,723	Short	Jun-20	(1,145,327,500)	4,271,662
Euro-Buxl	180	Short	Jun-18	(35,548,353)	(599,936)
Japan 10-Year Bond	95	Short	Jun-18	(130,907,428)	(8,690)
U.S. 5-Year Treasury Note	872	Short	Jun-18	(98,978,813)	271,574

					$12,591,741

CME:  Chicago Mercantile Exchange.

Euro-Buxl:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$99,926
LCH.Clearnet	EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	84,637
LCH.Clearnet	EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	67,387
LCH.Clearnet	EUR	5,033	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	40,974
LCH.Clearnet	EUR	12,500	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.65% (pays upon termination)	11/15/32	68,768
LCH.Clearnet	EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(23,842)
LCH.Clearnet	EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(163,412)

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	$(158,818)
LCH.Clearnet	EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(126,262)
LCH.Clearnet	EUR	5,033	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(47,691)
LCH.Clearnet	EUR	12,500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	11/15/42	(83,668)
LCH.Clearnet	EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	117,530
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(49,408)
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(67,679)
LCH.Clearnet	USD	18,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.14% (pays upon termination)	8/11/27	466,713
LCH.Clearnet	USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(809,480)
LCH.Clearnet	USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	1,336,279
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	438,277
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	457,456
LCH.Clearnet	USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	190,757
LCH.Clearnet	USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	181,581
LCH.Clearnet	USD	2,288	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	179,551

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	USD	1,994	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	$122,017
LCH.Clearnet	USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.19% (pays upon termination)	11/8/47	410,346

								$2,731,939

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted
HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation

BNP Paribas	$10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	$586,229
Goldman Sachs International	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	201,030
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	1,187,699

							$1,974,958

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	266,687	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	$(304,089)
CME Group, Inc.	BRL	282,272	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	(321,576)
CME Group, Inc.	BRL	132,637	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	(157,898)

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	436,123	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	$(519,856)
CME Group, Inc.	BRL	144,291	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	(164,528)
CME Group, Inc.	BRL	165,848	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.82% (pays upon termination)	1/2/19	(210,205)
CME Group, Inc.	BRL	52,545	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	256,299
CME Group, Inc.	BRL	80,557	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	402,862
CME Group, Inc.	BRL	50,326	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	268,490
CME Group, Inc.	BRL	24,666	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	138,442
CME Group, Inc.	BRL	26,339	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	153,319
CME Group, Inc.	BRL	29,957	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	185,393
CME Group, Inc.	KRW	4,625,610	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(39,938)
CME Group, Inc.	MXN	2,693,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/16/20	147,870
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.66% (pays semi-annually)	2/24/19	28,446
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.77% (pays semi-annually)	3/28/19	7,145
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.79% (pays semi-annually)	9/21/45	(5,006,545)
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(4,556,867)
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(5,569,504)
LCH.Clearnet	EUR	58,020	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.47% (pays annually)	2/27/23	465,784
LCH.Clearnet	EUR	12,100	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.64% (pays annually)	2/27/48	(435,695)

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	$(245,171)
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(178,946)
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(122,784)
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(57,905)
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(57,401)
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(93,808)
LCH.Clearnet	HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(211,049)
LCH.Clearnet	HUF	1,538,599	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	(191,826)
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(90,925)
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(37,978)
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(57,164)
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(47,130)
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(229,375)
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(43,042)
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(39,904)
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(115,541)
LCH.Clearnet	JPY	497,770	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	307,231
LCH.Clearnet	JPY	412,230	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	245,902
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	275,633
LCH.Clearnet	JPY	1,363,900	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	57,427
LCH.Clearnet	JPY	1,364,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	47,372
LCH.Clearnet	JPY	1,013,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(175,144)
LCH.Clearnet	JPY	922,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(161,111)
LCH.Clearnet	JPY	456,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(86,787)

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	NZD	12,730	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	$(39,185)
LCH.Clearnet	NZD	9,260	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	(29,246)
LCH.Clearnet	NZD	23,100	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	(58,924)
LCH.Clearnet	NZD	26,200	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(53,658)
LCH.Clearnet	NZD	10,200	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(21,582)
LCH.Clearnet	NZD	10,290	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(23,221)
LCH.Clearnet	NZD	86,200	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(789,852)
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(208,287)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(155,620)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(49,419)
LCH.Clearnet	PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(169,404)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(14,024)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(30,673)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(18,506)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(28,876)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(35,668)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(26,768)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(9,747)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(10,291)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	(11,481)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	(91,190)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(14,258)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(17,576)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(46,131)

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet(2)	USD	133,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	3.08% (pays semi-annually)	4/27/22	$103,353
LCH.Clearnet(2)	USD	133,500	Pays	3-month USD-LIBOR-BBA (pays quarterly)	3.04% (pays semi-annually)	4/30/22	—
LCH.Clearnet	USD	102,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.76% (pays semi-annually)	2/5/28	(1,632,536)
LCH.Clearnet(2)	USD	29,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.14% (pays semi-annually)	4/27/30	(174,433)
LCH.Clearnet(2)	USD	29,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.06% (pays semi-annually)	4/30/30	—
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)	9/21/45	4,477,715
LCH.Clearnet	USD	45,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)	10/28/45	4,386,828
LCH.Clearnet	USD	55,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)	10/28/45	5,361,679
LCH.Clearnet	USD	11,693	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(1)	9/20/47	1,045,116
LCH.Clearnet	USD	41,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.84% (pays semi-annually)	2/5/48	1,259,517
LCH.Clearnet	USD	5,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(1)	3/21/48	304,166
LCH.Clearnet(2)	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.55% (pays semi-annually)	6/11/55	251,341
LCH.Clearnet(2)	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	7/27/55	137,949

							$(2,974,969)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2018.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	INR	522,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	$(26,879)
Bank of America, N.A.	INR	435,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.61% (pays semi-annually)	1/9/23	(46,850)
Bank of America, N.A.	KRW	5,621,690	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.29% (pays quarterly)	6/20/28	(46,091)

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	THB	1,600,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.84% (pays semi-annually)	3/16/23	$(453,265)
Citibank, N.A.	INR	3,780,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.81% (pays semi-annually)	2/5/23	22,930
Citibank, N.A.	KRW	11,744,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	(27,718)
Deutsche Bank AG	INR	442,700	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	(23,484)
Deutsche Bank AG	INR	516,400	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	12/27/22	(21,644)
Deutsche Bank AG	KRW	11,402,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.20% (pays quarterly)	6/20/23	(33,372)
Deutsche Bank AG	KRW	6,871,200	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	(65,310)
Deutsche Bank AG	KRW	7,046,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(62,375)
Goldman Sachs International	INR	344,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.76% (pays semi-annually)	1/4/23	(3,791)
Goldman Sachs International	KRW	9,060,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.21% (pays quarterly)	6/20/23	(22,204)
Goldman Sachs International	KRW	4,908,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	(45,582)
Goldman Sachs International	KRW	5,033,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(43,460)
JPMorgan Chase Bank, N.A.	INR	505,065	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16% (pays semi-annually)	6/21/22	(162,923)
JPMorgan Chase Bank, N.A.	INR	516,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/27/22	(26,649)
JPMorgan Chase Bank, N.A.	KRW	9,228,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	(21,779)
JPMorgan Chase Bank, N.A.	KRW	7,047,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(62,379)

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Standard Chartered Bank	INR	441,800	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.68% (pays semi-annually)	12/26/22	$(14,822)
Standard Chartered Bank	KRW	2,881,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(26,129)

							$(1,213,776)

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 166,475,385 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	$50,325
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 117,044,424 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	(28,384)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 75,476,100 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	(35,753)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 107,216,880 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	(51,116)
Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 504,944,444 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	47,364
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 513,220,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	57,741

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (continued)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	$65,720
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	65,242
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 227,640,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	37,296

				$208,435

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

COF	–	Cost of Funds 11th District
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CNH	–	Yuan Renminbi Offshore
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge

LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $1,441,879,898)	$1,410,366,233
Affiliated investment, at value (identified cost, $169,236,389)	169,245,384
Cash	14,575,451
Deposits for derivatives collateral —
Financial futures contracts	50,000
Centrally cleared swap contracts	30,676,784
OTC derivatives	3,265,248
Foreign currency, at value (identified cost, $14,132,812)	14,280,097
Interest and dividends receivable	12,978,229
Dividends receivable from affiliated investment	151,674
Receivable for open forward foreign currency exchange contracts	19,367,410
Receivable for open swap contracts	2,321,576
Prepaid expenses	1,848
Total assets	$1,677,279,934

Liabilities
Cash collateral due to brokers	$3,265,248
Payable for investments purchased	20,964,005
Payable for when-issued securities	21,940,000
Payable for variation margin on open financial futures contracts	446,612
Payable for variation margin on open centrally cleared swap contracts	1,591,556
Payable for open forward foreign currency exchange contracts	19,839,936
Payable for open forward volatility agreements	1,051,607
Payable for open swap contracts	1,351,959
Payable to affiliates:
Investment adviser fee	773,745
Trustees’ fees	5,514
Accrued foreign capital gains taxes	329,673
Accrued expenses	423,346
Total liabilities	$71,983,201
Net Assets applicable to investors’ interest in Portfolio	$1,605,296,733

Sources of Net Assets
Investors’ capital	$1,625,216,365
Net unrealized depreciation	(19,919,632)
Total	$1,605,296,733

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest (net of foreign taxes, $942,535)	$35,952,279
Dividends (net of foreign taxes, $26,722)	3,594,969
Dividends from affiliated investment	615,496
Total investment income	$40,162,744

Expenses
Investment adviser fee	$4,665,456
Trustees’ fees and expenses	31,584
Custodian fee	423,321
Legal and accounting services	111,436
Miscellaneous	50,924
Total expenses	$5,282,721

Net investment income	$34,880,023

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $18,828)	$5,143,878
Investment transactions — affiliated investment	(23,067)
Written options and swaptions	2,703,298
Financial futures contracts	10,556,633
Swap contracts	4,489,098
Foreign currency transactions	(995,986)
Forward foreign currency exchange contracts	(14,630,977)
Capital gains distributions received	445,701
Net realized gain	$7,688,578
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $1,461)	$(13,969,301)
Investments — affiliated investment	9,501
Written options and swaptions	(526,936)
Financial futures contracts	6,638,778
Swap contracts	(4,782,513)
Forward volatility agreements	(602,487)
Foreign currency	305,633
Forward foreign currency exchange contracts	(1,308,045)
Net change in unrealized appreciation (depreciation)	$(14,235,370)

Net realized and unrealized loss	$(6,546,792)

Net increase in net assets from operations	$28,333,231

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$34,880,023	$59,519,948
Net realized gain	7,688,578	20,190,807
Net change in unrealized appreciation (depreciation)	(14,235,370)	22,175,592
Net increase in net assets from operations	$28,333,231	$101,886,347
Capital transactions —
Contributions	$67,295,951	$184,552,951
Withdrawals	(123,659,573)	(132,800,500)
Net increase (decrease) in net assets from capital transactions	$(56,363,622)	$51,752,451

Net increase (decrease) in net assets	$(28,030,391)	$153,638,798

Net Assets
At beginning of period	$1,633,327,124	$1,479,688,326
At end of period	$1,605,296,733	$1,633,327,124

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Consolidated Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.67	%(2)	0.68%	0.66%	0.66%	0.72%	0.72%
Net investment income	4.43	%(2)	3.84%	3.75%	3.63%	5.32%	3.86%
Portfolio Turnover	36	%(3)	44%	30%	32%	58%	123%

Total Return	1.84	%(3)	6.70%	0.04%	(0.41)%	7.75%	(6.15)%

Net assets, end of period (000’s omitted)	$1,605,297		$1,633,327	$1,479,688	$1,859,065	$1,021,588	$526,099

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

30	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 92.4% and 7.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2018 were $16,620,992 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

31

Global Opportunities Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder.

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Global Opportunities Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By

33

Global Opportunities Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of a swaption straddle (i.e., a receiver swaption and a payer swaption with the same expiration date) on an underlying floating-rate versus a fixed rate reference entity. The fixed rate shall equal the prevailing at-the-money forward rate of the benchmark swap at determination date. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying reference entity.

S  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

34

Global Opportunities Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

U Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $4,665,456 or 0.593% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$262,934,482	$314,759,029
U.S. Government and Agency Securities	234,351,227	171,023,768

	$497,285,709	$485,782,797

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,663,609,639

Gross unrealized appreciation	$108,406,631
Gross unrealized depreciation	(165,988,055)

Net unrealized depreciation	$(57,581,424)

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Notes to Consolidated Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2018, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Other
Altair V Reinsurance	12/22/16	3,398	$3,398,447	$1,546,293
Altair VI Reinsurance	12/29/17	1,000	5,036,500	5,072,525
Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,227,400
Mt. Logan RE, Ltd.	1/2/18	10,000	10,000,000	10,212,864

Total Restricted Securities			$24,434,947	$23,059,082

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Consolidated Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk:  During the six months ended April 30, 2018, the Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index options and futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $22,243,502. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,082,062 at April 30, 2018.

The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the

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Notes to Consolidated Financial Statements (Unaudited) — continued

event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$2,246,127	$1,808,682	$17,624,896	$21,679,705
Net unrealized depreciation*	—	—	47,197,757	47,197,757
Receivable for open forward foreign currency exchange contracts	—	19,367,410	—	19,367,410
Receivable for open swap contracts	—	—	2,321,576	2,321,576

Total Asset Derivatives	$2,246,127	$21,176,092	$67,144,229	$90,566,448

Derivatives not subject to master netting or similar agreements	$—	$—	$47,197,757	$47,197,757

Total Asset Derivatives subject to master netting or similar agreements	$2,246,127	$21,176,092	$19,946,472	$43,368,691

	Equity Price	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$(480,600)	$—	$(34,368,446)	$(34,849,046)
Payable for open forward foreign currency exchange contracts	—	(19,839,936)	—	(19,839,936)
Payable for open swap contracts	—	—	(1,351,959)	(1,351,959)
Payable for open forward volatility agreements	—	—	(1,051,607)	(1,051,607)

Total Liability Derivatives	$(480,600)	$(19,839,936)	$(36,772,012)	$(57,092,548)

Derivatives not subject to master netting or similar agreements	$(480,600)	$—	$(34,368,446)	$(34,849,046)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(19,839,936)	$(2,403,566)	$(22,243,502)

*	For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$4,236,647	$(2,770,334)	$—	$(1,074,000)	$392,313	$1,074,000
Bank of America, N.A.	9,219,378	(1,829,344)	—	—	7,390,034	—
Barclays Bank PLC	286,392	(115,253)	—	—	171,139	—
BNP Paribas	5,282,603	(5,282,603)	—	—	—	—
Citibank, N.A.	545,610	(545,610)	—	—	—	440,248
Credit Suisse International	31,469	(31,469)	—	—	—	—
Deutsche Bank AG	4,484,548	(2,282,736)	(1,442,892)	(561,000)	197,920	561,000
Goldman Sachs International	6,401,106	(5,168,312)	(1,232,794)	—	—	—
JPMorgan Chase Bank, N.A.	209,510	(209,510)	—	—	—	—
Morgan Stanley & Co. International PLC	8,656,195	—	—	—	8,656,195	—
Nomura International PLC	200,444	(65,925)	(134,519)	—	—	—
Societe Generale	68,780	—	—	—	68,780	—
Standard Chartered Bank	3,688,911	(2,371,587)	—	(1,190,000)	127,324	1,190,000
State Street Bank and Trust Company	52,502	(52,502)	—	—	—	—
UBS AG	4,596	(4,596)	—	—	—	—

	$43,368,691	$(20,729,781)	$(2,810,205)	$(2,825,000)	$17,003,705	$3,265,248

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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(2,770,334)	$2,770,334	$—	$—	$—	$—
Bank of America, N.A.	(1,829,344)	1,829,344	—	—	—	—
Barclays Bank PLC	(115,253)	115,253	—	—	—	—
BNP Paribas	(5,767,610)	5,282,603	485,007	—	—	—
Citibank, N.A.	(557,522)	545,610	—	—	(11,912)	—
Credit Suisse International	(39,832)	31,469	—	—	(8,363)	—
Deutsche Bank AG	(2,282,736)	2,282,736	—	—	—	—
Goldman Sachs International	(5,168,312)	5,168,312	—	—	—	—
JPMorgan Chase Bank, N.A.	(1,179,080)	209,510	965,153	—	(4,417)	—
Nomura International PLC	(65,925)	65,925	—	—	—	—
Standard Chartered Bank	(2,371,587)	2,371,587	—	—	—	—
State Street Bank and Trust Company	(72,656)	52,502	20,154	—	—	—
UBS AG	(23,311)	4,596	18,715	—	—	—

	$(22,243,502)	$20,729,781	$1,489,029	$—	$(24,692)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$3,265,248

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(540,000)	$—	$(1,668,409)	$(1,226,250)
Written options and swaptions	—	—	565,798	2,137,500
Financial futures contracts	—	924,763	—	9,631,870
Swap contracts	(204,954)	—	—	4,694,052

Forward foreign currency exchange contracts	—	—	(14,630,977)	—

Total	$(744,954)	$924,763	$(15,733,588)	$15,237,172

Change in unrealized appreciation (depreciation) —
Investments	$496,800	$(519,040)	$1,326,953	$(767,893)
Written options and swaptions	—	—	(526,936)	—
Financial futures contracts	—	(480,600)	—	7,119,378
Swap contracts	254,356	—	—	(5,036,869)
Forward volatility agreements	—	—	—	(602,487)

Forward foreign currency exchange contracts	—	—	(1,308,045)	—

Total	$751,156	$(999,640)	$(508,028)	$712,129

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Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements

$1,271,399,000	$3,087,540,000	$1,494,860,000	$35,000,000

Swaptions Purchased	Swaptions Written	Swap Contracts

$678,571,000	$64,286,000	$2,094,121,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately $86,965,000, $39,989,000 and 4,258 contracts, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$373,976,775	$—	$373,976,775
Mortgage Pass-Throughs	—	39,618,864	—	39,618,864
Commercial Mortgage-Backed Securities	—	80,770,924	—	80,770,924
Asset-Backed Securities	—	179,002,231	—	179,002,231
Small Business Administration Loans (Interest Only)	—	87,370,168	—	87,370,168
Senior Floating-Rate Loans	—	20,595,573	—	20,595,573
Foreign Government Bonds	—	362,054,009	—	362,054,009
Foreign Corporate Bonds	—	31,098,585	—	31,098,585
U.S. Treasury Obligations	—	56,864,535	—	56,864,535
Common Stocks	5,495,710	—	—	5,495,710
Closed-End Funds	68,248,767	—	—	68,248,767
Other	—	—	35,115,582	35,115,582
Short-Term Investments —
Foreign Government Securities	—	37,982,213	—	37,982,213
U.S. Treasury Obligations	—	10,492,592	—	10,492,592
Other	—	169,245,384	—	169,245,384
Purchased Currency Options	—	1,808,682	—	1,808,682
Purchased Interest Rate Swaptions	—	17,624,896	—	17,624,896
Purchased Call Options	—	2,246,127	—	2,246,127

Total Investments	$73,744,477	$1,470,751,558	$35,115,582	$1,579,611,617

Forward Foreign Currency Exchange Contracts	$—	$19,367,410	$—	$19,367,410
Futures Contracts	22,620,279	—	—	22,620,279
Swap Contracts	—	26,899,054	—	26,899,054

Total	$96,364,756	$1,517,018,022	$35,115,582	$1,648,498,360

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(19,839,936)	$—	$(19,839,936)
Forward Volatility Agreements	—	(1,051,607)	—	(1,051,607)
Futures Contracts	(10,028,538)	—	—	(10,028,538)
Swap Contracts	—	(26,172,467)	—	(26,172,467)

Total	$(10,028,538)	$(47,064,010)	$—	$(57,092,548)

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Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Other

Balance as of October 31, 2017	$12,468,000
Realized gains (losses)	(872,847)
Change in net unrealized appreciation (depreciation)	712,635
Cost of purchases(1)	31,036,500
Proceeds from sales(1)	(8,228,706)
Accrued discount (premium)	—
Transfers to Level 3	—
Transfers from Level 3	—

Balance as of April 30, 2018	$35,115,582

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2018	$(47,688)

(1) Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended. The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

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Global Opportunities Portfolio

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Global Opportunities Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

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Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

The Board compared the Portfolio’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for the Portfolio. In this regard, the Board noted that the performance of the Portfolio was equal to the median performance of the Portfolio’s peer group for the three-year period. The Board also noted that the performance of the Portfolio was higher than its primary benchmark index for the three-year period. The Board took into account the purpose served by the Portfolio as an investment option for other Eaton Vance Funds seeking to participate in the performance of the asset classes not generally available in other funds in which the Portfolio invests or to otherwise manage investment exposure. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that the Portfolio had achieved its performance objective.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Portfolio expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Portfolio to continue to benefit from any economies of scale in the future.

45

Global Opportunities Portfolio

April 30, 2018

Officers and Trustees

Officers of Global Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Global Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

46

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018